Concentration of Credit Risk (Details) - Schedule of single customers total revenue - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member] | Total Revenue [Member]
Revenue, Major Customer [Line Items]
Total Revenue, Amount	$ 9,824,275	$ 3,363,631
Total Revenue, Percentage	20.40%	10.30%
Customer B [Member] | Total Revenue [Member]
Revenue, Major Customer [Line Items]
Total Revenue, Amount	$ 5,364,265	$ 13,384,613
Total Revenue, Percentage	11.10%	41.20%
Customer C [Member]
Revenue, Major Customer [Line Items]
Total Revenue, Amount	$ 4,980,628
Total Revenue, Percentage	10.30%
Customer D [Member]
Revenue, Major Customer [Line Items]
Total Revenue, Amount			$ 2,449,557
Total Revenue, Percentage			17.70%
Customer E [Member]
Revenue, Major Customer [Line Items]
Total Revenue, Amount			$ 1,780,014
Total Revenue, Percentage			12.80%